Condensed Consolidated Balance Sheets - USD ($)	Feb. 29, 2020	Nov. 30, 2019	Aug. 31, 2019	Feb. 28, 2019	Nov. 30, 2018	Aug. 31, 2018	Aug. 31, 2017
Current assets
Cash	$ 397,000		$ 1,561,000			$ 1,650,000
Accounts receivable, net	1,197,000		86,000			36,000
Unbilled accounts receivable	2,093,000		1,402,000			547,000
Note receivable, net	358,000
Deposit - workers' compensation	262,000		235,000			83,000
Prepaid expenses	402,000		349,000			445,000
Other current assets	163,000		244,000			259,000
Current assets of discontinued operations	1,924,000		10,154,000			7,427,000
Total current assets	6,796,000		14,031,000			10,447,000
Fixed assets, net	2,923,000		3,320,000			2,990,000
Note receivable, net	5,372,000
Deposits - workers' compensation	453,000		754,000			110,000
Deposits and other assets	104,000		124,000			121,000
Non current assets of discontinued operations	3,324,000		5,567,000			2,134,000
Total assets	18,972,000		23,796,000			15,802,000
Current liabilities
Accounts payable and other accrued liabilities	2,673,000		4,455,000			3,185,000
Payroll related liabilities	5,801,000		2,559,000			976,000
Convertible notes, net	1,427,000		3,351,000			6,172,000
Accrued workers' compensation costs	262,000		235,000			15,000
Default penalties accrual			1,800,000			3,500,000
Derivative liability	294,000		3,756,000
Current liabilities of discontinued operations	1,924,000		16,032,000			8,808,000
Total current liabilities	12,381,000		32,188,000			22,656,000
Non-current liabilities
Convertible notes, net	609,000
Accrued workers' compensation costs	771,000		525,000			45,000
Non-current liabilities of discontinued operations	5,652,000		3,853,000			856,000
Total liabilities	19,413,000		36,566,000			23,557,000
Commitments and contingencies
Stockholders' deficit
Preferred stock, 50,000,000 authorized shares; $0.0001 par value
Common stock, 750,000,000 authorized shares; $0.0001 par value; 1,103,643 and 907,047 shares issued as of February 29, 2020 and August 31, 2019
Additional paid-in capital	37,620,000		32,505,000			18,468,000
Treasury stock, at cost-0 and 13,953 shares as of February 29, 2020 and August 31, 2019			(325,000)
Accumulated deficit	(38,061,000)		(44,950,000)			(26,223,000)
Total stockholders' deficit	(441,000)	$ (15,212,000)	(12,770,000)	$ (4,764,000)	$ (7,506,000)	(7,754,000)	$ 5,616,000
Total liabilities and stockholders' deficit	$ 18,972,000		$ 23,796,000			$ 15,802,000